S000077702 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
International Developed Markets Equity Portfolio | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	22.72%	1.32%	14.26%